SUMMARY PROSPECTUS

Lord Abbett
U.S. Government & Government Sponsored
Enterprises Money Market Fund

NOVEMBER 1, 2014

CLASS/TICKER
CLASS A	LACXX	CLASS C	LCCXX
CLASS B	LABXX	CLASS I	LAYXX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated November 1, 2014, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	None(1)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	I

Management Fees	0.46%	0.46%	0.46%	0.46%

Distribution and Service (12b-1) Fees	None	0.75%	None	None

Other Expenses	0.20%	0.20%	0.20%	0.20%

Total Annual Fund Operating Expenses	0.66%	1.41%	0.66%	0.66%

(1)

Class A or Class C shares of the Fund that were obtained in exchange for Class A or Class C shares of another Lord Abbett Fund that were subject to a contingent deferred sales charge (“CDSC”) of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares. However, the example does not reflect a deduction of the applicable CDSC for the one-year period for Class A and Class C shares obtained through exchange from another Lord Abbett Fund. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$67	$211	$368	$822	$67	$211	$368	$822

Class B Shares	$644	$746	$971	$1,486	$144	$446	$771	$1,486

Class C Shares	$67	$211	$368	$822	$67	$211	$368	$822

Class I Shares	$67	$211	$368	$822	$67	$211	$368	$822

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with strict rules of the U.S. Securities and Exchange Commission (“SEC”).

Under normal conditions, the Fund invests substantially all of its assets in (i) debt issued by the U.S. government; (ii) debt issued by agencies or instrumentalities of the U.S. government (collectively, “government-sponsored enterprises”); and/or (iii) repurchase agreements collateralized by these U.S. government securities. The Fund may invest substantially in securities issued by government-sponsored enterprises, which are not guaranteed by the full faith and credit of the U.S. government.

The Fund’s investments include, but are not limited to, debt of the issuers listed below:

•	U.S. government;

•	Federal Home Loan Banks (“FHLBanks”);

•	Federal National Mortgage Association (“Fannie Mae”);

•	Federal Home Loan Mortgage Corporation (“Freddie Mac”);

•	Government National Mortgage Association (“Ginnie Mae”); and

•	Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund, like all other money market funds, is subject to the diversity, liquidity, credit quality, maturity and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions or to meet regulatorily-imposed liquidity requirements, however, the Fund may invest its assets in cash or cash equivalents in a temporary defensive manner. The Fund may also increase its investments in cash or cash equivalents in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increase in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund generally will sell a security to satisfy redemption requests or increase cash or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund’s yield may decline substantially.

•

Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government-sponsored enterprises. There can be no assurance that the U.S. government will provide financial support to government-sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government-sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

•

Mortgage-Related Securities Risk: Mortgage-related debt securities issued by government-sponsored enterprises may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations, due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations, due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk.

•

Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government-sponsored enterprises that are not backed by the full faith and credit of the

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

U.S. Government, it may be more exposed to developments affecting an individual government-sponsored enterprise than a fund that invests more widely.

•

Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund will lose money.

•	Regulatory Reform Risk: The SEC recently adopted reforms for money market funds that may affect the Fund’s investment strategies, expenses, and yield.

•

Portfolio Management Risk: If the strategies used by the Fund’s portfolio managers and their security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

Bar Chart (per calendar year) — Class A Shares*

Best Quarter 3rd Q ’06 +1.16%	Worst Quarter 1st Q ‘10 0.00%

*	The year-to-date return for Class A shares as of September 30, 2014 was 0.01%.

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, B, C, and I shares performance over time. The Fund’s average annual total returns include applicable sales charges.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares	0.02%	0.02%	1.34%	–

Class B Shares	-5.00%	-0.40%	1.01%	–

Class C Shares	0.02%	0.02%	1.34%	–

Class I Shares	0.02%	0.02%	–	1.43%	10/19/2004

Lipper Average

Lipper U.S. Government Money Market Funds Average (reflects no deduction for fees, expenses, or taxes)	0.01%	0.04%	1.56%	1.62%	10/31/2004*

*	Corresponds with Class I period shown.

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below.

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution. There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including IRAs. Class I shares are only available for purchase by Lord Abbett and its affiliates, including Lord Abbett sponsored employee benefit plans.

Investment Minimums — Initial/Additional Investments

Class	A and C	I

General and IRAs without Invest-A-Matic Investments	$1,000/No minimum	N/A

Invest-A-Matic Accounts	$250/$50	N/A

IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A

Initial Investment Minimums — by Exchange or Dividend Reinvestment

Class	A, B and C

Regular Account	$1,000

IRAs	$250

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

The Fund’s distributions, if any, generally are taxable to you as ordinary income and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND

Investment Company Act File Number: 811-02924

00127162 LAMM-7SUM (11/14)